INCOME TAXES (Details 2) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)
Income Taxes
Federal and provincial income tax rate (as a percent)	27.00%	27.00%	27.00%	27.00%
Amount of interest and penalties accrued related to unrecognized tax benefits		$ 4,978	$ 4,735
Changes to the company's liabilities for uncertain tax positions
Beginning balance		10,844	13,001	$ 11,242
Addition for tax positions related to the current year		196		2,403
Reductions for tax positions from prior years/Statute of limitations expirations			(1,368)
Foreign exchange effect		(1,550)	(789)	(644)
Ending balance		$ 9,490	$ 10,844	$ 13,001	$ 11,242
Canada
Income Taxes
Federal and provincial income tax rate (as a percent)	26.50%	26.50%	26.50%	26.50%
Canada | Canadian Solar Solutions Inc.
Income Taxes
Federal and provincial income tax rate (as a percent)	25.00%	25.00%	25.00%	26.50%
United States | Canadian Solar (USA) Inc.
Income Taxes
Income tax rate (as a percent)	38.56%	38.56%	37.95%	38.10%
Japan | Canadian Solar Japan K.K.
Income Taxes
Income tax rate (as a percent)	35.64%	35.64%	35.64%	38.01%
Germany | Canadian Solar EMEA GmbH
Income Taxes
Income tax rate (as a percent)	33.00%	33.00%	33.00%	33.00%
Hong Kong | HKSI
Income Taxes
Income tax rate (as a percent)	16.50%	16.50%	16.50%	16.50%
PRC
Income Taxes
Income tax rate (as a percent)	25.00%	25.00%
Period of statute of limitations	3 years	3 years
Period of statute of limitations under special circumstances	5 years	5 years
Threshold for underpayment of income tax liability that is listed as a special circumstance | ¥	¥ 100,000
Period of statute of limitations for transfer pricing related adjustment	10 years	10 years
Transition period of the new EIT Law	5 years	5 years
PRC | CSI Solartronics (Changshu) Co., Ltd.
Income Taxes
Income tax rate (as a percent)	25.00%	25.00%
PRC | CSI Solar Technologies Inc.
Income Taxes
Income tax rate (as a percent)	25.00%	25.00%	25.00%	25.00%	12.50%
PRC | SZCC, or CSI Cells
Income Taxes
Income tax rate (as a percent)	25.00%	25.00%	25.00%	25.00%	15.00%
PRC | Canadian Solar Manufacturing (Luoyang) Inc.
Income Taxes
Income tax rate (as a percent)	25.00%	25.00%	25.00%	25.00%	25.00%
PRC | CSAS
Income Taxes
Income tax rate (as a percent)	25.00%	25.00%	25.00%	25.00%	12.50%
PRC | SZSP
Income Taxes
Income tax rate (as a percent)	25.00%	25.00%
PRC | Suzhou Sanysolar Materials Technology Co., Ltd.
Income Taxes
Income tax rate (as a percent)	15.00%	15.00%	15.00%	15.00%	25.00%